Share-Based Payments - Changes in Numbers of Outstanding Awards for Equity-Settled Plans (Details) - Move (2023-2025 Tranches) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payments
Beginning of period	12,192	16,830
Granted	4,934	6,944
Adjustment based upon KPI target achievement	(16)	151
Exercised	(8,433)	(10,193)
Forfeited	(269)	(392)
Change in settlement	(671)	(1,149)
End of period	7,737	12,192